SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 98.9%
Advertising — 0.5%
Omnicom Group, Inc.	28,600	$2,281,136
Aerospace/Defense — 1.2%
General Dynamics Corp.	10,300	2,599,617
Lockheed Martin Corp.	5,400	2,620,026
		5,219,643
Airlines — 1.0%
Southwest Airlines Co.*	104,500	4,170,595
Banks — 3.6%
Citizens Financial Group, Inc.	186,300	7,895,394
Fifth Third Bancorp	81,100	2,948,796
JPMorgan Chase & Co.	23,800	3,288,684
KeyCorp	76,300	1,435,203
		15,568,077
Biotechnology — 9.3%
Gilead Sciences, Inc.	170,200	14,948,666
Incyte Corp.*	129,200	10,293,364
Royalty Pharma PLC, Class A, (United Kingdom)	88,800	3,904,536
Vertex Pharmaceuticals, Inc.*	36,700	11,611,880
		40,758,446
Chemicals — 1.2%
Eastman Chemical Co.	58,700	5,084,594
Commercial Services — 2.0%
Automatic Data Processing, Inc.	20,200	5,335,628
S&P Global, Inc.	9,300	3,281,040
		8,616,668
Computers — 4.1%
Accenture PLC, Class A, (Ireland)	12,600	3,791,718
Apple, Inc.	67,200	9,947,616
Dell Technologies, Inc., Class C	34,700	1,554,213
Hewlett Packard Enterprise Co.	157,700	2,646,206
		17,939,753
Distribution/Wholesale — 2.5%
Copart, Inc.*	71,000	4,725,760
Fastenal Co.	58,300	3,003,033
WW Grainger, Inc.	5,500	3,316,830
		11,045,623
Diversified Financial Services — 2.7%
Interactive Brokers Group, Inc., Class A	25,100	2,015,530
Synchrony Financial	260,100	9,774,558
		11,790,088
Electric — 7.7%
AES Corp.	71,100	2,056,212
Alliant Energy Corp.	67,200	3,783,360
American Electric Power Co., Inc.	13,400	1,297,120
CMS Energy Corp.	48,100	2,937,467
Consolidated Edison, Inc.	9,300	911,772
DTE Energy Co.	21,700	2,517,417
Evergy, Inc.	60,400	3,576,284
Exelon Corp.	22,800	943,236
NextEra Energy, Inc.	46,600	3,947,020
PPL Corp.	134,700	3,976,344
Public Service Enterprise Group, Inc.	14,700	890,085
WEC Energy Group, Inc.	22,300	2,210,822
Xcel Energy, Inc.	66,200	4,648,564
		33,695,703
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	8,000	1,139,360
Electronics — 1.8%
Fortive Corp.	70,400	4,755,520
Keysight Technologies, Inc.*	17,300	3,129,397
		7,884,917
Environmental Control — 0.7%
Waste Management, Inc.	17,100	2,868,012
Food — 12.0%
Campbell Soup Co.	44,100	2,366,847
ConAgra Foods, Inc.	28,400	1,078,632
Hershey Co., (The)	46,500	10,935,405
Hormel Foods Corp.	75,500	3,548,500
Kellogg Co.	145,800	10,636,110
Kraft Heinz Co., (The)	251,000	9,876,850
Kroger Co., (The)	115,400	5,676,526
Mondelez International, Inc., Class A	50,300	3,400,783
Tyson Foods, Inc., Class A	74,500	4,937,860
		52,457,513
Hand & Machine Tools — 1.1%
Snap-on, Inc.	19,700	4,739,820
Healthcare-Products — 0.2%
Medtronic PLC, (Ireland)	9,200	727,168
Healthcare-Services — 0.2%
Laboratory Corp. of America Holdings	3,600	866,520
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	6,900	935,847
Insurance — 7.9%
Arch Capital Group Ltd.*	194,200	11,634,522
Chubb Ltd., (Switzerland)	6,000	1,317,540
Fidelity National Financial, Inc.	128,600	5,190,296
Progressive Corp., (The)	90,200	11,919,930
Prudential Financial, Inc.	42,900	4,634,487
		34,696,775
Internet — 2.3%
Expedia Group, Inc.*	48,300	5,160,372
GoDaddy, Inc., Class A*	64,000	5,064,320
		10,224,692
Media — 1.5%
FactSet Research Systems, Inc.	14,100	6,504,189
Miscellaneous Manufacturing — 0.6%
Teledyne Technologies, Inc.*	5,900	2,478,590
Oil & Gas — 6.4%
Chevron Corp.	25,200	4,619,412
Exxon Mobil Corp.	82,500	9,185,550
Marathon Petroleum Corp.	44,200	5,384,002
Valero Energy Corp.	66,700	8,912,454
		28,101,418
Pharmaceuticals — 10.7%
AbbVie, Inc.	35,200	5,673,536
Bristol-Myers Squibb Co.	138,700	11,134,836
McKesson Corp.	15,700	5,992,376
Merck & Co., Inc.	124,900	13,753,988
Pfizer, Inc.	206,600	10,356,858
		46,911,594
REITS — 3.0%
AvalonBay Communities, Inc.	4,500	787,050
Camden Property Trust	47,400	5,703,642
Public Storage	12,600	3,754,296
Simon Property Group, Inc.	18,700	2,233,528
Sun Communities, Inc.	5,500	807,950
		13,286,466
Retail — 2.0%
AutoZone, Inc.*	400	1,031,600
Dollar General Corp.	16,400	4,193,152
McDonald's Corp.	12,600	3,437,154
		8,661,906
Semiconductors — 0.8%
Broadcom, Inc.	6,300	3,471,489
Software — 8.3%
Adobe Systems, Inc.*	26,500	9,140,645
Electronic Arts, Inc.	58,700	7,676,786
Fiserv, Inc.*	38,100	3,976,116
Intuit, Inc.	10,000	4,075,900
Microsoft Corp.	40,900	10,435,226
Roper Technologies, Inc.	2,100	921,669
		36,226,342
Telecommunications — 2.2%
AT&T, Inc.	52,100	1,004,488
Cisco Systems, Inc.	175,400	8,720,888
		9,725,376
Water — 0.9%
American Water Works Co., Inc.	26,100	3,960,936
TOTAL COMMON STOCKS
(Cost $366,018,536)		432,039,256
SHORT-TERM INVESTMENTS - 1.0%
U.S. Bank Money Market Deposit Account, 3.50%(a)	4,485,900	4,485,900
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,485,900)		4,485,900
TOTAL INVESTMENTS - 99.9%
(Cost $370,504,436)		436,525,156
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		308,421
NET ASSETS - 100.0%		$436,833,577

*	Non-income producing security.
(a)	The rate shown is as of November 30, 2022.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the consolidated portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. LARGE CAP EQUITY FUND
Common Stocks	$432,039,256	$432,039,256	$-	$-
Short-Term Investments	4,485,900	4,485,900	-	-
Total Investments*	$436,525,156	$436,525,156	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.